INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Equity	$ (35)	$ (7)
Reclassified tax credits from deferred tax (liabilities) to other assets	63	61
Deferred tax assets	772	631
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	433	715
Operating loss subject to future amortization	159
Deductible temporary differences for which no deferred tax liability is recognised	10,000	11,000
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Equity	(35)	0
Deferred tax assets	772	631	$ 516
Canada | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	64	60
Canada | Capital losses (Canada)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	33	33
United States | Net operating losses (United States)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	465	351
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	24	287
Foreign countries | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	141	107
Foreign countries | Net operating losses (United States)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$ 409	428
Certain business combinations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		7
BSREP III
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) through loss of control of subsidiary, deferred tax liability (asset)		$ (7)